Inventories - Summary of Inventories (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Finished goods	₩ 730,009	₩ 1,084,297
Work-in-process	756,744	856,388
Raw materials	405,854	554,720
Supplies	158,548	195,798
Inventories	₩ 2,051,155	₩ 2,691,203